Subsequent events - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Millions				9 Months Ended
	Jan. 27, 2022 EUR (€) shares	Jan. 21, 2022 USD ($)	Mar. 29, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 27, 2022 $ / shares	Dec. 01, 2021 EUR (€)	Apr. 19, 2021	Apr. 07, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Net assets				€ 62,834					€ 90,701
Consideration transferred, acquisition-date fair value				52,556		€ 13,200			55,800
Loans receivable				25,516					€ 39,804
Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Shares conversion ratio	0.117%
Number of shares outstanding | shares	458,721,777
Percentage of issued capital outstanding	93.58%
Pre-redemption cash	€ 341,800
Transaction expenses	€ 55,800		€ 1,400
Loans Receivable [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of loans receivable				18,800
Loans receivable				€ 25,500
Financial Guarantee [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $		$ 50
Borrowings, maturity		18 months
Financial Guarantee [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $		$ 78
Borrowings, maturity		36 months
Sports Entertainment Acquisition Corp [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Earnout Shares | shares	50,969,088
Sports Entertainment Acquisition Corp [Member] | Major business combination [member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Net assets	€ 164,000
Consideration transferred, acquisition-date fair value	273,800
Common stock trading price per share | $ / shares					$ 8.14
Common stock trading value	226,300
Business combination listing expense recognized on excess of consideration over assets acquired	108,800
Business combination additional other listing expense	23,200
Business Combination aggregate listing expense	€ 54,400
Business combination earnout shares issuable | shares	50,969,088
Sports Entertainment Acquisition Corp [Member] | Major business combination [member] | Public warrants [Member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Warrants trading price per warrant | $ / shares					$ 1.63
Warrants trading value	€ 32,400
Sports Entertainment Acquisition Corp [Member] | Major business combination [member] | Private Warrants [Member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Warrants trading value	€ 14,100
Digital Gaming Corporation [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired								100.00%
Consideration transferred, acquisition-date fair value								€ 11,100
BlueJay Limited [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired							70.00%